Warrant Liability (Details) (USD $)	0 Months Ended			1 Months Ended	3 Months Ended		12 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended
	Aug. 15, 2013	Nov. 12, 2013	Nov. 08, 2011	Aug. 21, 2013 Placement agent warrants	Mar. 31, 2014 Placement agent warrants	Mar. 31, 2013 Placement agent warrants	Dec. 31, 2013 Placement agent warrants	Aug. 21, 2013 Investor Warrants	Mar. 31, 2014 Investor Warrants	Mar. 31, 2013 Investor Warrants	Dec. 31, 2013 Investor Warrants	Mar. 31, 2014 Investor Warrants Minimum [Member]	Mar. 31, 2014 Investor Warrants Maximum [Member]
Warrant Liability Textual [Abstract]
Closing price per share of common stock	$ 0.69		$ 1.33	$ 0.84	$ 0.41	$ 0.53	$ 0.53	$ 0.84	$ 0.41	$ 0.53	$ 0.53
Exercise price per share (range)	$ 1.00	$ 0.47		$ 0.60	$ 0.50	$ 0.50	$ 0.50	$ 1.00	$ 0.50	$ 0.50	$ 0.50
Expected volatility	134.10%			134.90%	122.30%	123.50%	123.50%	134.90%		123.50%	123.50%	119.80%	122.30%
Risk-free interest rate	1.60%			1.60%	1.50%	1.60%	1.60%	1.60%	1.50%	1.60%	1.60%
Dividend yield
Remaining expected term of underlying securities (years)	5 years			5 years	4 years 4 months 24 days	4 years 7 months 6 days	4 years 7 months 6 days	5 years	4 years 3 months 18 days	4 years 7 months 6 days	4 years 7 months 6 days